UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21806



Asset Allocation Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various -  4/30

Date of reporting period: 07/01/18 - 06/30/19


Item 1. Proxy Voting Record


============================ Asset Allocation Trust ============================


GGP INC.

Ticker:       GGP            Security ID:  36174X101
Meeting Date: JUL 26, 2018   Meeting Type: Special
Record Date:  JUN 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Authorize a New Class of Capital Stock  For       For          Management
3     Amend Charter to Remove the Ability of  For       For          Management
      Stockholders to Prohibit BPR Board
      from Amending the BPR Bylaws
4     Increase Supermajority Vote             For       For          Management
      Requirement for Amendments
5     Adopt or Increase Supermajority Vote    For       For          Management
      Requirement for Removal of Directors
6     Amend Bylaws to Include a Provision     For       For          Management
      Requiring BPR to Include in its Proxy
      Statements and Proxy Cards Director
      Candidates Selected by a BPY Affiliate
7     Eliminate Right to Call Special Meeting For       For          Management
8     Advisory Vote on Golden Parachutes      For       Against      Management


--------------------------------------------------------------------------------

VOESTALPINE AG

Ticker:       VOE            Security ID:  A9101Y103
Meeting Date: JUL 04, 2018   Meeting Type: Annual
Record Date:  JUN 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Receive Financial Statements and        None      None         Management
      Statutory Reports (Non-Voting)
2     Approve Allocation of Income            For       For          Management
3     Approve Discharge of Management Board   For       For          Management
4     Approve Discharge of Supervisory Board  For       For          Management
5     Ratify Auditors                         For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ASSET ALLOCATION TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2019